Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - Debt securities - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 269
Due from 1 to 5 years, amortized cost	1,298
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	544
Total, amortized cost	2,111	SFr 2,582
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	269
Due from 1 to 5 years, fair value	1,336
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	544
Total, fair value	SFr 2,149	SFr 2,612
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.18%
Due from 1 to 5 years, average yield (as a percent)	0.80%
Due from 5 to 10 years, average yield (as a percent)	0.00%
Due after 10 years, average yield (as a percent)	5.45%
Total, average yield (as a percent)	1.92%